Summary of Material Accounting Policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2024
Leasehold improvements [Member]
Disclosure Of Material Accounting Policies [Line Items]
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease terms
Bottom of range [Member] | Communication and network equipment [Member]
Disclosure Of Material Accounting Policies [Line Items]
Servers and network equipment	3 years
Bottom of range [Member] | Office equipment [Member]
Disclosure Of Material Accounting Policies [Line Items]
Servers and network equipment	3 years
Top of range [Member] | Communication and network equipment [Member]
Disclosure Of Material Accounting Policies [Line Items]
Servers and network equipment	5 years
Top of range [Member] | Office equipment [Member]
Disclosure Of Material Accounting Policies [Line Items]
Servers and network equipment	5 years